Balances and Transactions with Related Parties - Summary of Receivables from and Accounts Payable to Related Parties (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	$ 54,171,060	$ 71,856,046
Accounts payable to related parties Current	157,936,325	119,612,972
Non-current accounts payable to related parties	447,193,802	318,518
Trade Receivables [Member] | Endesa Espana [Member] | Other Services [Member] | Spain [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		70,371
Trade Receivables [Member] | Endesa Espana [Member] | Other Services [Member] | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	27,023	13,077
Trade Receivables [Member] | Empresa Electrica Panguipulli S .A. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		86,089
Trade Receivables [Member] | Empresa Electrica Panguipulli S .A. [Member] | Energy Sales [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		1,031,125
Trade Receivables [Member] | Empresa Electrica Panguipulli S .A. [Member] | Tolls [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		79,217
Trade Receivables [Member] | GNL Chile S.A. [Member] | Gas Purchase [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	14,666,414	18,793,098
Trade Receivables [Member] | GNL Chile S.A. [Member] | Dividends [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	788,336
Trade Receivables [Member] | Parque Eolico Talinay Oriente S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		49,677
Trade Receivables [Member] | Parque Eolico Talinay Oriente S.A. [Member] | Energy Sales [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		16,994
Trade Receivables [Member] | Parque Eolico Talinay Oriente S.A. [Member] | Tolls [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		134
Trade Receivables [Member] | Endesa Generacion [Member] | Other Services [Member] | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	41,820	36,067
Trade Receivables [Member] | Enel Italia Servizi SRL [Member] | Other Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	295,892	8,144
Trade Receivables [Member] | Enel Green Power RSA (PTY) LTD [Member] | Other Services [Member] | South Africa [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	466,281
Trade Receivables [Member] | Parque Eolico Tal Tal S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		54,638
Trade Receivables [Member] | Parque Eolico Tal Tal S.A. [Member] | Energy Sales [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		41,487
Trade Receivables [Member] | Parque Eolico Tal Tal S.A. [Member] | Tolls [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		425
Trade Receivables [Member] | Enel S.p.A [Member] | Other Services [Member] | Italy [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		157,701
Trade Receivables [Member] | Enel S.p.A [Member] | Other Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	415,200	215,289
Trade Receivables [Member] | Parque Eolico Valle De Los Vientos S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		49,677
Trade Receivables [Member] | Parque Eolico Valle De Los Vientos S.A. [Member] | Energy Sales [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		75,956
Trade Receivables [Member] | Proyectos y Soluciones Renovables S.A.C. [Member] | Other Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	29,054
Trade Receivables [Member] | Enel Italia SrL. [Member] | Other Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		290,838
Trade Receivables [Member] | Enel Green Power Del Sur S p A [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		310,179
Trade Receivables [Member] | Enel Green Power Del Sur S p A [Member] | Energy Sales [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		28,835
Trade Receivables [Member] | Enel Green Power Del Sur S p A [Member] | Tolls [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		3,443
Trade Receivables [Member] | Enel Finance International NV [Member] | Loan | Holland [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	1,008,208
Trade Receivables [Member] | Enel Brasil S A [Member] | Other Services [Member] | Brazil [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	281,002	47,998
Trade Receivables [Member] | Enel Brasil S A [Member] | Other Services [Member] | Brazil [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		116,436
Trade Receivables [Member] | Enel Brasil S A [Member] | Other Services [Member] | Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	173,300	2,068,594
Trade Receivables [Member] | PH Chucas Costa Rica [Member] | Other Services [Member] | Costa Rica [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		432,233
Trade Receivables [Member] | Energa y Servicios South America Spa [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	142,847
Trade Receivables [Member] | Energa y Servicios South America Spa [Member] | Mercantile Current Account [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	166,870
Trade Receivables [Member] | Enel Generacion El Chocon S.A. [Member] | Other Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	13,367
Trade Receivables [Member] | Emgesa S.A.E.S.P[Member] | Other Services [Member] | Colombia [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		13,746
Trade Receivables [Member] | Emgesa S.A.E.S.P[Member] | Other Services [Member] | Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	703,368
Trade Receivables [Member] | Codensa S.A [Member] | Other Services [Member] | Colombia [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		791,622
Trade Receivables [Member] | Codensa S.A [Member] | Other Services [Member] | Colombia [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		29,221
Trade Receivables [Member] | Codensa S.A [Member] | Other Services [Member] | Colombia [Member] | Colombia, Pesos
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	427,882
Trade Receivables [Member] | Enel Americas S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	4,197,951	1,487,709
Trade Receivables [Member] | Enel Americas S.A. [Member] | Other Services [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	107,071	54,949
Trade Receivables [Member] | Geotrmica del Norte [Member] | Other Services [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		82,830
Trade Receivables [Member] | Geotrmica del Norte [Member] | Energy Sales [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		10,096
Trade Receivables [Member] | Enel Green Power North America Inc [Member] | Other Services [Member] | Estados Unido [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	57,761
Trade Receivables [Member] | Enel Distribucin Peru S.A. [Member] | Other Services [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	354,283	354,283
Trade Receivables [Member] | Enel Green Power Mexico [Member] | Other Services [Member] | Mexico [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	98,519	152,495
Trade Receivables [Member] | Enel Green Power Per [Member] | Other Services [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	1,959,124	177,478
Trade Receivables [Member] | Enel Generacin Peru S.A. [Member] | Other Services [Member] | Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	973,873	758,841
Trade Receivables [Member] | Enel Generacin Peru S.A. [Member] | Other Services [Member] | Peru [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		15,192
Trade Receivables [Member] | Enel Generacin Peru S.A. [Member] | Other Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	89,545	165,875
Trade Receivables [Member] | Enel Green Power Brasil [Member] | Other Services [Member] | Brazil [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		37,936
Trade Receivables [Member] | Enel Green Power Brasil Participacoes LTDA [Member] | Other Services [Member] | Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	52,215	9,188
Trade Receivables [Member] | Enel Green Power Brasil Participacoes LTDA [Member] | Other Services [Member] | Brazil [Member] | Brazilian real [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	23,329
Trade Receivables [Member] | Enel Green Power Colombia SAS [Member] | Other Services [Member] | Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	419,032	46,557
Trade Receivables [Member] | Chinango S.A.C. [Member] | Other Services [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		17,410
Trade Receivables [Member] | Enel Green Power Italia [Member] | Other Services [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		262,694
Trade Receivables [Member] | Energetica Monzon S.A.C. [Member] | Other Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	601,512
Trade Receivables [Member] | Enel Generacion Costanera S.A. [Member] | Other Services [Member] | Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	32,264
Trade Receivables [Member] | Enel Power Argentina [Member] | Other Services [Member] | Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	276,607
Trade Receivables [Member] | Enel X SLR [Member] | Other Services [Member] | Italy [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	14,233
Trade Receivables [Member] | ENEL MAP [Member] | Other Services [Member] | Italy [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	10,365
Trade Receivables [Member] | Aysn Energa [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	14,286
Trade Receivables [Member] | Aysn Transmisin [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	14,285
Trade Receivables [Member] | Enel Global Trading S.p.A. IT [Member] | Other Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	44,675	8,511
Trade Receivables [Member] | Enel Global Trading S.p.A. IT [Member] | Commodity Derivatives [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	3,671,446	20,751,714
Trade Receivables [Member] | Enel Global Trading S.p.A. IT [Member] | Gas Sales [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	18,565,698	21,484,590
Trade Receivables [Member] | Sociedad Almeyda Solar [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		19,877
Trade Receivables [Member] | Sociedad Almeyda Solar [Member] | Energy Sales [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		50,594
Trade Receivables [Member] | Sociedad Almeyda Solar [Member] | Tolls [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		35,572
Trade Receivables [Member] | Enel Green Power Chile Ltda. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		162,594
Trade Receivables [Member] | Energia Nueva Energa Limpia Mexico S.R.L [Member] | Other Services [Member] | Mexico [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	52,241
Trade Receivables [Member] | Empresa Distribuidora Sur S.A. [Member] | Other Services [Member] | Argentina [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	23,077	796,750
Trade Receivables [Member] | Empresa Distribuidora Sur S.A. [Member] | Other Services [Member] | Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	464,846
Trade Receivables [Member] | Enel Green Power Spa IT [Member] | Other Services [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	2,405,958
Accounts Payables [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	157,936,325	119,612,972
Non-current accounts payable to related parties	447,193,802	318,518
Accounts Payables [Member] | Endesa Espana [Member] | Other Services [Member] | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	159,940	277,868
Accounts Payables [Member] | Empresa Electrica Panguipulli S .A. [Member] | Tolls [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		71,648
Accounts Payables [Member] | Empresa Electrica Panguipulli S .A. [Member] | Energy Purchase | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		3,175,956
Accounts Payables [Member] | GNL Chile S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	12,389
Accounts Payables [Member] | GNL Chile S.A. [Member] | Gas Purchase [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	5,935,652	8,100,426
Accounts Payables [Member] | Parque Eolico Talinay Oriente S.A. [Member] | Tolls [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		258
Accounts Payables [Member] | Parque Eolico Talinay Oriente S.A. [Member] | Energy Purchase | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		65,829
Accounts Payables [Member] | Endesa Generacion [Member] | Other Services [Member] | Spain [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		22,257
Accounts Payables [Member] | Endesa Generacion [Member] | Other Services [Member] | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	702,702	214,667
Accounts Payables [Member] | Parque Eolico Tal Tal S.A. [Member] | Tolls [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		484
Accounts Payables [Member] | Parque Eolico Tal Tal S.A. [Member] | Energy Purchase | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		2,105,042
Accounts Payables [Member] | Enel S.p.A [Member] | Other Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		77,415
Accounts Payables [Member] | Enel S.p.A [Member] | Dividends [Member] | Italy [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	67,197,814	63,543,371
Accounts Payables [Member] | Enel S.p.A. [Member] | Other Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	5,866,256	1,583,058
Accounts Payables [Member] | Enel Iberia SRL [Member] | Other Services [Member] | Italy [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	35
Accounts Payables [Member] | Enel Iberia SRL [Member] | Other Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	820,642
Accounts Payables [Member] | Parque Eolico Valle De Los Vientos S.A. [Member] | Energy Purchase | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		1,261,153
Accounts Payables [Member] | Enel Italia SrL. [Member] | Other Services [Member] | Italy [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		4,591,580
Accounts Payables [Member] | Enel Italia SrL. [Member] | Other Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	12,186,715	2,089,122
Accounts Payables [Member] | Enel Green Power Del Sur S p A [Member] | Tolls [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		853
Accounts Payables [Member] | Enel Green Power Del Sur S p A [Member] | Energy Purchase | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		10,323,531
Accounts Payables [Member] | Enel Finance International NV [Member] | Loan | Holland [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	123,979
Non-current accounts payable to related parties	447,193,802
Accounts Payables [Member] | Enel Brasil S A [Member] | Other Services [Member] | Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	74,949	77,680
Accounts Payables [Member] | Energa y Servicios South America Spa [Member] | Other Services [Member] | Chile [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	370,028
Accounts Payables [Member] | Emgesa S.A.E.S.P[Member] | Other Services [Member] | Colombia [Member] | Colombia, Pesos
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	4,723	4,551
Accounts Payables [Member] | Codensa S.A [Member] | Other Services [Member] | Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	13,579	7,936
Accounts Payables [Member] | Enel Americas S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	1,461,815	4,650
Accounts Payables [Member] | Enel Americas S.A. [Member] | Other Services [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	1,987	912,731
Accounts Payables [Member] | Enel Green Power North America Inc [Member] | Other Services [Member] | Estados Unido [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	149,591
Accounts Payables [Member] | Enel Distribucin Peru S.A. [Member] | Other Services [Member] | Peru [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		2,110
Accounts Payables [Member] | Enel Distribucin Peru S.A. [Member] | Other Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	2,291
Accounts Payables [Member] | Enel Green Power Italia [Member] | Other Services [Member] | Italy [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		457,457
Accounts Payables [Member] | Enel Green Power Italia [Member] | Other Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	30,353,425
Accounts Payables [Member] | Enel Global Thermal Generation S.r.l. [Member] | Other Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	2,199,811
Accounts Payables [Member] | Enel Trading Argentina S.R.L. [member] | Other Services [Member] | Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	77,624
Accounts Payables [Member] | Enel Trading Argentina S.R.L. [member] | Other Services [Member] | Argentina [Member] | Argentine Peso
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		74,740
Accounts Payables [Member] | Enel Green Power Espaa SL [Member] | Other Services [Member] | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	217,859
Accounts Payables [Member] | Enel Iberoamerica S.R.L [Member] | Other Services [Member] | Spain [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		35
Accounts Payables [Member] | Enel Iberoamerica S.R.L [Member] | Other Services [Member] | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		749,834
Accounts Payables [Member] | Enel Distribuzione | Other Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	336,814	3,187,971
Accounts Payables [Member] | Enel Produzione [Member] | Other Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	7,482,038	10,501,963
Non-current accounts payable to related parties		318,518
Accounts Payables [Member] | Enel X SLR [Member] | Other Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	40,656
Accounts Payables [Member] | ENEL MAP [Member] | Other Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	1,235,525
Accounts Payables [Member] | Enel Global Trading S.p.A. IT [Member] | Other Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	2,258,059	924,051
Accounts Payables [Member] | Enel Global Trading S.p.A. IT [Member] | Commodity Derivatives [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	9,849,260	4,184,469
Accounts Payables [Member] | Enel Energia [Member] | Other Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	452,289	348,370
Accounts Payables [Member] | Sociedad Almeyda Solar [Member] | Tolls [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		64,484
Accounts Payables [Member] | Sociedad Almeyda Solar [Member] | Energy Purchase | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		371,339
Accounts Payables [Member] | Transmisora Electrica de Quillota Ltda. [Member] | Tolls [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	13,887	72,965
Accounts Payables [Member] | Transmisora Electrica de Quillota Ltda. [Member] | Energy Purchase | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		70,984
Accounts Payables [Member] | Enel Green Power Chile Ltda. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		$ 90,134
Accounts Payables [Member] | Green Power SPA GLO [Member] | Other Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	7,772,801
Accounts Payables [Member] | Cesi SPA [Member] | Other Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	458,228
Accounts Payables [Member] | Tecnatom SA [Member] | Other Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	$ 102,962